Provisions_Changes in other provisions (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Other provisions except for provision for decommissioning restoration and rehabilitation costs [Member]
Reconciliation of changes in other provisions [Abstract]
Beginning balance	₩ 112,817,000,000	[1]	₩ 99,236,000,000		₩ 44,375,000,000
Changes in other provisions [Abstract]
Provisions provided			78,522,000,000		104,635,000,000
Provisions used			(105,110,000,000)		(92,993,000,000)
Reversal of unused amount			(52,000,000)		(77,000,000)
Foreign currencies translation adjustments			(194,000,000)		(249,000,000)
Transfer			9,228,000,000	[2]	21,808,000,000	[3]
Others			31,187,000,000		21,737,000,000
Ending balance			112,817,000,000	[1]	99,236,000,000
Provisions for customer reward credits
Reconciliation of changes in other provisions [Abstract]
Beginning balance	49,180,000,000	[1]	40,445,000,000		22,093,000,000
Changes in other provisions [Abstract]
Provisions provided			70,138,000,000		62,593,000,000
Provisions used			(98,170,000,000)		(84,979,000,000)
Reversal of unused amount			0		0
Foreign currencies translation adjustments			0		0
Transfer			9,228,000,000	[2]	21,808,000,000	[4]
Others			27,539,000,000		18,930,000,000
Ending balance			₩ 49,180,000,000	[1]	₩ 40,445,000,000
Explanation of increase (decrease) through transfer other provisions			Provision for customer reward credits have increased for the Group due to the point transfer from partners during the year ended in December 31, 2018.		Provision for customer reward credits have increased for the Group due to the point transfer from partners during the year ended in December 31, 2017.
Other provisions
Reconciliation of changes in other provisions [Abstract]
Beginning balance	63,637,000,000	[1]	₩ 58,791,000,000		₩ 22,282,000,000
Changes in other provisions [Abstract]
Provisions provided	109,875,000,000		8,384,000,000		42,042,000,000
Provisions used	(6,123,000,000)		(6,940,000,000)		(8,014,000,000)
Reversal of unused amount	(171,000,000)		(52,000,000)		(77,000,000)
Foreign currencies translation adjustments	1,193,000,000		(194,000,000)		(249,000,000)
Transfer			0	[2]	0	[5]
Others	224,000,000		3,648,000,000		2,807,000,000
Business combination	3,820,000,000
Ending balance	₩ 172,455,000,000		₩ 63,637,000,000	[1]	₩ 58,791,000,000

[1]	The provisions for existing points that are paid to credit card members and others have been reclassified to other liabilities.
[2]	Provision for customer reward credits have increased for the Group due to the point transfer from partners during the year ended in December 31, 2018.
[3]	Provision for customer reward credits have increased for the Group due to the point transfer from partners during the year ended in December 31, 2017.
[4]	Provision for customer reward credits have increased for the Group due to the point transfer from partners during the year ended in December 31, 2017.
[5]	Provision for customer reward credits have increased for the Group due to the point transfer from partners during the year ended in December 31, 2017.